Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Income Taxes
8.	Income Taxes

SUCCESSOR

Our consolidated tax provision includes tax provisions for RoyaLand Ltd. and each of its wholly owned subsidiaries, RoyaLand Company and OAPLT.

RoyaLand Ltd. is a corporation formed under the laws of Bermuda which currently levies no taxes on individuals or corporations based upon profits. OAPLT is a French joint stock company (société par actions simplifiée) which is subject to the tax laws of France. For the year ended June 30, 2024, and the period November 29, 2022 to June 30, 2023, OAPLT reported a loss. For its most recently filed tax return for the tax period ended June 30, 2023, OAPLT reported a tax loss and owed no income tax. Accordingly, as in prior periods, no income tax provision was recorded for OAPLT.

A portion of our net loss was generated by RoyaLand Company which is a U.S. company subject to income taxes in the United States. The RoyaLand Company tax return for tax year ended December 31, 2023 reflected losses as start-up costs since the company had not yet begun operation. The start-up costs will be amortized over 15 years once operations commence. As such, RoyaLand Company has no operating loss carryovers.

The following table presents the current income tax provision for federal and state income taxes for the year ended June 30, 2024 and the period November 29, 2022 through June 30, 2023:

	Year Ended June 30, 2024	November 29, 2022 through June 30, 2023
Current tax provision (benefit):
U.S. federal	$–	$–
U.S. state	–	–
Total current tax provision (benefit)	–	–
Deferred tax provision (benefit):
U.S. federal	(29,956)	(4,240)
International	(26,163)	–
U.S. state, net of federal benefit	–	–
Increase in valuation allowance	56,119	4,240
Total deferred tax provision (benefit)	–	–
Total provision (benefit) for income taxes	$–	$–

Following is a reconciliation of the U.S. federal statutory rate to the actual tax rate for the year ended June 30, 2024 and the period November 29, 2022 through June 30, 2023:

	Year Ended June 30, 2024	November 29, 2022 through June 30, 2023
U.S. federal and international statutory income tax rate	21.0%	21.0%
Other adjustments	15.0%	0.0%
Increase in valuation reserve	-36.0%	-21.0%
Total provision (benefit) for income taxes	–%	–%

The components of our deferred tax assets as of as of June 30, 2024 and 2023, all of which arises from RoyaLand Company, consisted of the following:

	June 30, 2024	June 30, 2023
Start-up costs	$123,288	$93,332
International net operating loss carryforwards	26,163
Less valuation allowance	(149,451)	(93,332)
Net deferred tax assets	$–	$–

The valuation allowance increased $56,119 since June 30, 2023.

PREDECESSOR

OAPLT is a French joint stock company (société par actions simplifiée) which is subject to the tax laws of France. For the tax year ended June 30, 2022, OAPLT reported a tax loss and owed no income tax. As such OAPLT has not recorded an income tax provision for either the period July 1, 2022 to November 28, 2022 or for the twelve months ended June 30, 2022.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences will become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The Company has recorded a full valuation allowance against its net deferred tax assets because management has determined that it is more likely than not that these assets will not be realized.